BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Service and product sales to related parties (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	₺ 18,881	₺ 17,202	₺ 18,400
D Elektronik Sans Oyunlar ve Yaynclk A.S. (Nesine)
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	5,178	3,445	3,879
Doan Yaynlar Yaynclk ve Yapmclk Ticaret A.. ("Doan Yaynclk")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	2,210	2,647	2,581
Doan Portal ve Elektronik Ticaret A.. ("Doan Portal")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	2,001	2,623	1,457
Doan Burda Dergi Yaynclk ve Pazarlama A.. ("Doan Burda")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	1,878	1,480	596
Doan D Ticaret ve Mmessillik A.. ("Doan D Ticaret")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	1,327	550	381
Doan Trend Otomotiv Tic. Hiz. Ve Tek. A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	1,286	702	304
Deger Merkezi Hizmetler ve Yonetim A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	1,278	1,269	965
Glokal Dijital Hizmetler ve Pazarlama A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	808	1,503	1,498
Milta Turizm letmeleri A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	353	278	270
D Gayrimenkul Yatrmlar ve Ticaret A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	239	607	287
Suzuki Motorlu Araclar Pazarlama A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	190	174	1,330
Aydn Doan Vakf
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	34	25	2,851
Other related parties
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	₺ 2,099	₺ 1,899	₺ 2,001